Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures that are integrated into our overall enterprise risk management system. These procedures aim to identify, assess, and manage potential and existing cybersecurity threats. We have a strong inhouse IT and cybersecurity department that identifies, assesses, and manages cybersecurity risks on a daily basis. We have ensured that our employees have full access to the basic knowledge and principles of information security, established a sound responding process and disposal mechanism for system security, external attacks and violations, and safeguarded the confidentiality of information and data of the enterprise, employees and customers, making sure information and data can only be obtained and used when necessary.

We strive to ensure the highest standards and procedures to protect data and information security for our users. We will continue to apply advanced security technologies to ensure the safety of users and contribute to the healthy development of the information security ecosystem.

As of the date of this annual report, we have not experienced any material cybersecurity incidents that have affected or are reasonably likely to affect us, our business strategy, results of operations, or financial condition. In 2024, we did not identify any violations of information security or privacy protection and did not receive any penalty for information security vulnerabilities or other network security breaches.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented comprehensive cybersecurity risk assessment procedures that are integrated into our overall enterprise risk management system. These procedures aim to identify, assess, and manage potential and existing cybersecurity threats.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any material cybersecurity incidents that have affected or are reasonably likely to affect us, our business strategy, results of operations, or financial condition. In 2024, we did not identify any violations of information security or privacy protection and did not receive any penalty for information security vulnerabilities or other network security breaches.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Governance

Our board of directors is responsible for overseeing risks related to cybersecurity. When appropriate, periodic reviews are held to discuss the landscape of cybersecurity, potential threats, and our preparedness for potential cybersecurity threats and risks to our company. In case a material cybersecurity occurs, our board of directors is responsible for reviewing the information and issues involved, disclosures to be made, and the procedures followed.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors is responsible for overseeing risks related to cybersecurity.